Other Assets, net (Tables)	12 Months Ended
Jun. 30, 2013
Other Assets, Noncurrent [Abstract]
Schedule of Other Assets, Noncurrent [Table Text Block]
	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Investments accounted under cost method	50,500	49,091	45,658	7,439
Available for sale marketable security (Note)	-	35,383	52,855	8,612
Other investments	6,574	27,191	5,322	867
Long-term derivative assets (Note 13)	3,992	2,497	16	3
	61,066	114,162	103,851	16,921